SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share options under the Plan
A summary of share options under the Plan during the years ended December 31, 2013, 2014 and 2015 is presented below:

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2013	1,488,696	$4.22	5.28	$1.46
Forfeited	(70,276)	5.10		2.25

Outstanding as of December 31, 2013	1,418,420	$4.01	4.20	$1.33
Forfeited	(9,360)	11.13		6.42

Outstanding as of December 31, 2014	1,409,060	$4.00	3.20	$1.32
Forfeited	-	-		-

Outstanding as of December 31, 2015	1,409,060	$4.00	2.20	$1.32

Exercisable as of December 31, 2015	1,409,060	$4.00	2.20

Vested or expected to vest as of December 31, 2015	1,409,060	$4.00	2.20

Summary of restricted stock under the plan
A summary of restricted shares under the Plan during the years ended December 31, 2013, 2014 and 2015 is presented below:

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2013	443,351	$2.96
Granted	1,036,500	0.59
Forfeited	(181,251)	0.78
Vested	(194,200)	0.81

Outstanding as of December 31, 2013	1,104,400	$1.07
Granted	700,000	0.53
Forfeited	(48,600)	0.42
Vested	(560,400)	0.59

Outstanding as of December 31, 2014	1,195,400	$0.75
Granted	-	-
Forfeited	-	-
Vested	(620,833)	0.53

Outstanding as of December 31, 2015	574,567	$0.62